Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about intangible assets [text block] [Abstract]
Schedule of intangible assets, net
Computer software
Cost
At December 31, 2020	$995,045
Additions	4,782
Exchange difference	(63,211)
At June 30, 2021 (Unaudited)	936,616

Accumulated amortization
At December 31, 2020	771,637
Amortization charged for the year	24,559
Exchange difference	(49,018)
As June 30, 2021 (Unaudited)	747,178

Net book value
At June 30, 2021 (Unaudited)	$189,438